INCOME TAX (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Deferred tax assets	$ 532		$ 532		$ 5,145
Deferred tax assets			1,231
Derecognized deferred tax assets	326		326
Provision for litigation	$ 22,277		22,277
Third Party [Member]
IfrsStatementLineItems [Line Items]
Provision for litigation			3,056
Non-capital losses			$ 42,100